Federated Hermes Ohio Municipal Income Fund
Portfolio of Investments
May 31, 2024 (unaudited)
Principal Amount		Value
	MUNICIPAL BONDS—97.5%
	Ohio—92.6%
$1,000,000
Akron, Bath & Copley, OH Joint Township Hospital District (Children’s Hospital Medical Center, Akron), Hospital Refunding
Revenue Bonds (Series 2002A), (Original Issue Yield: 4.120%), 4.000%, 11/15/2042
		$ 947,225
1,000,000	Akron, Bath & Copley, OH Joint Township Hospital District (Summa Health System), Hospital Facilities Revenue Bonds (Series 2016), 5.250%, 11/15/2041	1,012,844
900,000	Allen County, OH (Bon Secours Mercy Health), Hospital Facilities Revenue Refunding Bonds, 4.000%, 8/1/2047	827,226
1,000,000	American Municipal Power-Ohio, Inc. (American Municipal Power, Prairie State Energy Campus Project), Revenue Bonds (Series 2019C), 4.000%, 2/15/2039	987,359
545,000	American Municipal Power-Ohio, Inc. (AMP - Greenup Hydroelectric Project), Revenue Bonds (Series 2016A), 4.000%, 2/15/2036	535,582
750,000	American Municipal Power-Ohio, Inc. (AMP Fremont Energy), Revenue Refunding Bonds (Series 2021A), 5.000%, 2/15/2034	815,770
635,000	Avon Lake, OH City School District, UT GO Refunding Bonds (Series 2014A), 3.500%, 12/1/2029	615,692
130,000	Bowling Green State University, OH, General Receipts Bonds (Series 2017B), 3.500%, 6/1/2037	121,617
255,000	Bowling Green State University, OH, General Receipts Bonds (Series 2020A), 4.000%, 6/1/2038	254,948
500,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2020A-2 Class 1), 3.000%, 6/1/2048	365,096
510,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2020A-2 Class 1), 4.000%, 6/1/2048	453,568
235,000	Cincinnati, OH Water System, Refunding Revenue Bonds (Series 2017A), 3.000%, 12/1/2035	211,152
250,000	Cleveland, OH (Cleveland, OH Water), Water Revenue Bonds (Series 2020FF), 5.000%, 1/1/2033	271,462
1,000,000	Cleveland, OH Income Tax (Cleveland, OH), Subordinate Lien Income Tax Public Facilities Improvements Refunding Bonds (Series 2017B), 5.000%, 10/1/2030	1,052,938
125,000	Cleveland, OH, LT GO Various Purpose and Refunding Bonds (Series 2021A), 3.000%, 12/1/2031	115,704
155,000	Cleveland, OH, Various Purpose General Obligation Bonds (Series 2021A), 3.000%, 12/1/2033	139,561
220,000	Cleveland, OH, Various Purpose General Obligation Bonds (Series 2023A), 5.000%, 12/1/2043	237,692
235,000	Cleveland, OH, Various Purpose General Obligation Bonds (Series 2023A), 5.000%, 12/1/2045	251,528
2,000,000	Columbus, OH City School District, School Facilities Construction & Improvement UT GO Bonds (Series 2017), (Ohio School District Credit Enhancement GTD), 5.000%, 12/1/2047	2,021,411
1,000,000	Columbus, OH Sewer System, Revenue Refunding Bonds (Series 2014), 5.000%, 6/1/2031	1,005,101
1,270,000	Columbus, OH, UT GO Bonds (Series 2021A), 5.000%, 4/1/2039	1,376,873
500,000	Copley Fairlawn, OH School District, UT GO Classroom Facilities Construction and Improvement Bonds (Series 2023), 4.000%, 12/1/2052	474,078
1,270,000	Cuyahoga County, OH Hospital Authority (MetroHealth System), Hospital Revenue Bonds (Series 2017), 5.500%, 2/15/2057	1,283,221
250,000	Cuyahoga County, OH, Capital Improvement and Refunding Bonds (Series 2019), 3.000%, 12/1/2032	224,186
275,000	Cuyahoga County, OH, Quicken Loans Arena Sales Tax Revenue Bonds (Series 2017A), (Original Issue Yield: 3.100%), 3.000%, 1/1/2032	256,877
1,000,000	Franklin County, OH (Trinity Healthcare Credit Group), Revenue Bonds (Series 2017), 4.000%, 12/1/2046	928,357
1,000,000	Franklin County, OH (Trinity Healthcare Credit Group), Revenue Bonds (Series 2017A), 5.000%, 12/1/2047	1,014,160
1,000,000	Franklin County, OH Convention Facilities Authority (Greater Columbus Convention Center Hotel), Hotel Project Revenue Bonds (Series 2019), 5.000%, 12/1/2044	964,968
2,000,000	Franklin County, OH Convention Facilities Authority, Tax & Lease Revenue Anticipation & Refunding Bonds (Series 2014), (United States Treasury PRF 12/1/2024@100), 5.000%, 12/1/2035	2,010,585
1,000,000	Franklin County, OH Health Care Facilities (Friendship Village of Dublin, OH, Inc.), Refunding & Improvement Bonds (Series 2014), 5.000%, 11/15/2044	1,000,033
1,000,000	Franklin County, OH Hospital Facility Authority (Nationwide Children’s Hospital), Hospital Improvement Revenue Bonds (Series 2017A), 5.000%, 11/1/2029	1,044,073
240,000	Franklin County, OH Mortgage Revenue (Trinity Healthcare Credit Group), Revenue Bonds (Series 2019A), 4.000%, 12/1/2044	224,311
3,015,000	Franklin County, OH Sales Tax Revenue, Various Purpose Sales Tax Revenue Bonds (Series 2018), 5.000%, 6/1/2048	3,114,414
615,000	Green, OH School District, School Facilities Construction and Improvement Bonds (Series 2019), (Ohio School District Credit Enhancement INS), 3.000%, 11/1/2033	556,307
2,000,000	Hamilton County, OH (Cincinnati Children’s Hospital Medical Center), Hospital Facilities Revenue Bonds (Series 2019CC), 5.000%, 11/15/2041	2,244,371

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Ohio—continued
$ 500,000		Hamilton County, OH (Life Enriching Communities), Healthcare Improvement and Refunding Revenue Bonds (Series 2016), 5.000%, 1/1/2036	$ 500,655
500,000		Hamilton County, OH (Life Enriching Communities), Healthcare Improvement and Refunding Revenue Bonds (Series 2016), 5.000%, 1/1/2051	456,819
500,000		Hamilton County, OH (Life Enriching Communities), Hospital Revenue Bonds (Series 2023A), 5.750%, 1/1/2053	513,590
500,000		Hamilton County, OH Sewer System, Sewer System Revenue and Refunding Revenue Bonds (Series 2024A), 5.000%, 12/1/2053	534,797
1,075,000		Hamilton County, OH, LT GO Improvement and Refunding Bonds (Series 2017A), 5.000%, 12/1/2033	1,125,187
1,000,000		Hamilton County, OH, LT GO Refunding Bonds (Series 2017A), 5.000%, 12/1/2037	1,027,807
1,000,000		Kent State University, OH, General Receipts Bonds (Series 2020A), 5.000%, 5/1/2050	1,035,632
135,000		Licking Heights, OH Local School District, School Facilities Construction and Improvement Bonds (Series 2017A), (Ohio School District Credit Enhancement INS), 3.375%, 10/1/2047	110,893
155,000		Little Miami, OH Local School District, UT GO Bonds (Series 2018A), (Ohio School District Credit Enhancement GTD), 4.000%, 11/1/2055	142,063
335,000		Lucas County, OH, Capital Facility Improvement Bonds (Series 2020), 3.000%, 12/1/2037	287,816
200,000		Mason, OH, LT GO Bonds (Series 2020A), 2.000%, 12/1/2032	164,050
415,000		Miami County, OH Hospital Facility (Kettering Health Network Obligated Group), Hospital Facilities Improvement and Refunding Revenue Bonds (Series 2019), 5.000%, 8/1/2034	431,018
725,000		Miami University, OH, General Receipts Revenue and Refunding Bonds (Series 2024A), 5.000%, 9/1/2039	811,381
1,000,000		Middleburg Heights, OH (Southwest General Health Center), Hospital Facilities Improvement and Revenue Refunding Bonds (Series 2020A), 4.000%, 8/1/2047	908,486
1,000,000		Montgomery County, OH Hospital Authority (Kettering Health Network Obligated Group), Hospital Facilities Improvement and Refunding Revenue Bonds (Series 2021), 4.000%, 8/1/2051	883,510
1,200,000	[1]	Ohio Air Quality Development Authority (AMG Vanadium LLC), Exempt Facilities Revenue Bonds (Series 2019), 5.000%, 7/1/2049	1,066,647
500,000		Ohio Air Quality Development Authority (Pratt Paper, LLC), Exempt Facilities Revenue Bonds (Series 2017), 4.250%, 1/15/2038	493,366
500,000		Ohio Air Quality Development Authority (Pratt Paper, LLC), Exempt Facilities Revenue Bonds (Series 2017), 4.500%, 1/15/2048	485,108
500,000		Ohio HFA, Residential Mortgage Revenue Bonds (Series 2024A), 4.650%, 9/1/2054	497,217
1,000,000		Ohio State Air Quality Development Authority (American Electric Power Co., Inc.), Air Quality Revenue Bonds (Series 2007B), 2.500%, Mandatory Tender 10/1/2029	859,998
200,000		Ohio State Higher Educational Facility Commission (Ashtabula County Medical Center), Healthcare Facility Revenue Bonds (Series 2022), 5.250%, 1/1/2052	204,594
100,000		Ohio State Higher Educational Facility Commission (Case Western Reserve University, OH), Higher Educational Facility Revenue Bonds (Series 2016), 3.250%, 12/1/2035	91,680
1,000,000		Ohio State Higher Educational Facility Commission (Case Western Reserve University, OH), Higher Educational Facility Revenue Bonds (Series 2016), 5.000%, 12/1/2040	1,019,913
115,000		Ohio State Higher Educational Facility Commission (Case Western Reserve University, OH), Revenue Refunding Bonds (Series 2021A), 4.000%, 12/1/2044	110,977
250,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), Hospital Revenue Refunding Bonds (Series 2017A), 3.250%, 1/1/2037	222,466
1,000,000		Ohio State Higher Educational Facility Commission (Denison University), Revenue Bonds (Series 2019), 5.000%, 11/1/2044	1,036,322
1,000,000		Ohio State Higher Educational Facility Commission (Judson Obligated Group), Healthcare Facility Revenue Bonds (Series 2020A), 5.000%, 12/1/2050	909,870
1,000,000		Ohio State Higher Educational Facility Commission (University of Dayton), Revenue Bonds (Series 2022A), (Original Issue Yield: 4.240%), 4.000%, 2/1/2052	919,335
350,000		Ohio State Turnpike & Infrastructure Commission, Revenue Refunding Bonds (Series 2017A), 5.000%, 2/15/2028	364,937
1,000,000		Ohio State Turnpike & Infrastructure Commission, Senior Lien Revenue Bonds (Series 2021A), 5.000%, 2/15/2046	1,053,377
1,400,000		Ohio State Turnpike & Infrastructure Commission, Senior Lien Revenue Bonds (Series 2021A), 5.000%, 2/15/2051	1,470,277
2,000,000		Ohio State University, General Receipts Bonds (Series 2021A), 4.000%, 12/1/2048	1,899,976
175,000		Ohio State Water Development Authority Pollution Control Facilities (Ohio State Water Development Authority), Water Pollution Control Loan Fund Refunding Revenue and Revenue Bonds (Series 2019B), 3.000%, 12/1/2034	157,796
470,000		Ohio State Water Development Authority Pollution Control Facilities (Ohio State Water Development Authority), Water Pollution Control Loan Fund Revenue Bonds (Series 2019B), 5.000%, 12/1/2035	509,605
1,260,000		Ohio State Water Development Authority Pollution Control Facilities (Ohio State Water Development Authority), Water Pollution Control Loan Fund Revenue Bonds (Series 2021A), 5.000%, 12/1/2046	1,347,358
500,000		Ohio State Water Development Authority, Water Development Revenue Bonds (Fresh Water Series 2023A), 5.000%, 12/1/2041	552,573
750,000		Ohio State, Capital Facilities Lease-Appropriation Bonds Adult Correctional Building Fund (Series 2017A), 5.000%, 10/1/2034	777,599

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Ohio—continued
$1,460,000		Ohio State, Capital Facilities Lease-Appropriation Bonds Adult Correctional Building Fund (Series 2017A), 5.000%, 10/1/2035	$ 1,509,110
1,835,000		Ohio State, Common Schools UT GO Bonds (Series 2019A), 5.000%, 6/15/2033	1,976,171
1,000,000		Ohio State, Higher Education UT GO Bonds (Series 2015C), 5.000%, 11/1/2033	1,011,983
2,000,000		Ohio State, Higher Education UT GO Bonds (Series 2019A), 5.000%, 5/1/2035	2,072,690
465,000		Ohio State, Higher Education UT GO Bonds (Series 2019A), 5.000%, 5/1/2036	481,121
600,000		Ohio State, Higher Education UT GO Bonds (Series 2021A), 4.000%, 5/1/2036	616,260
1,465,000		Ohio State, UT GO Bonds (Series 2022A), 5.000%, 3/1/2040	1,615,121
1,210,000	[1]	Ohio State, UT GO Higher Education Bonds (Series 2019A), 5.000%, 5/1/2032	1,256,350
1,500,000		Olentangy, OH Local School District, UT GO Refunding Bonds (Series 2016), 5.000%, 12/1/2030	1,530,376
205,000		Perry, OH Local School District, UT GO School Improvement Bonds (Series 2020), (Ohio School District Credit Enhancement INS), 3.000%, 11/1/2035	180,948
750,000		Port of Greater Cincinnati, OH Development Authority (Duke Energy Convention Center), First Subordinate Development Revenue and Refunding Bonds (Series 2024B), 5.000%, 12/1/2063	770,877
120,000		Revere, OH Local School District, School Facilities Improvement Refunding Bonds (Series 2017), 3.250%, 12/1/2045	98,045
500,000		Shaker Heights, OH, School Facilities Improvement Bonds (Series 2024), 4.375%, 12/15/2061	486,193
1,135,000		Shaker Heights, OH, UT GO Bonds, 4.000%, 12/1/2052	1,072,686
555,000		Toledo, OH, LT GO Various Purpose Improvement Bonds (Series 2022), (Assured Guaranty Municipal Corp. INS), 5.500%, 12/1/2042	613,294
1,000,000		University of Akron, OH, General Receipts Bonds (Series 2016A), 5.000%, 1/1/2036	1,016,170
1,000,000		University of Cincinnati, OH, General Receipts Bonds (Series 2014C), 5.000%, 6/1/2041	1,001,505
235,000		Willoughby-Eastlake, OH CSD, UT GO School Improvement Bonds (Series 2016), 3.375%, 12/1/2036	210,845
760,000		Winton Woods, OH School District, UT GO Classroom Facilities Refunding Bonds (Series 2022), (Build America Mutual Assurance INS), 4.000%, 11/1/2049	715,368
500,000		Worthington City, OH City School District, UT GO Bonds (Series 2023), 5.500%, 12/1/2054	552,859
		TOTAL	72,732,957
		Puerto Rico—4.9%
1,000,000		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 4.000%, 7/1/2033	997,712
1,000,000		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 4.000%, 7/1/2037	967,283
1,000,000		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 4.000%, 7/1/2041	926,170
1,000,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A), (Original Issue Yield: 5.154%), 5.000%, 7/1/2058	996,711
		TOTAL	3,887,876
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $79,956,264)	76,620,833
	[2]	SHORT-TERM MUNICIPALS—2.8%
		Ohio—2.8%
1,050,000		Allen County, OH (Bon Secours Mercy Health), (Series 2010C) Daily VRDNs, (BMO Bank, N.A. LOC), 3.900%, 6/3/2024	1,050,000
380,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2008 B-4) Daily VRDNs, (Barclays Bank plc LIQ), 3.950%, 6/3/2024	380,000
750,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2013B-2) Daily VRDNs, (Bank of New York Mellon, N.A. LIQ), 4.000%, 6/3/2024	750,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $2,180,000)	2,180,000
		TOTAL INVESTMENT IN SECURITIES—100.3% (IDENTIFIED COST $82,136,264)	78,800,833
		OTHER ASSETS AND LIABILITIES - NET—(0.3%)[3]	(263,810)
		TOTAL NET ASSETS—100%	$78,537,023

Securities that are subject to the federal alternative minimum tax (AMT) represent 2.4% of the Fund’s portfolio as calculated based upon total market value (unaudited).
1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2024, these restricted securities amounted to $2,322,997, which represented 3.0% of total net assets.

2
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

3	Assets, other than investments in securities, less liabilities.
Additional information on restricted securities held at May 31, 2024, is as follows:
Security	Acquisition Date	Acquisition Cost	Value
Ohio Air Quality Development Authority (AMG Vanadium LLC), Exempt Facilities Revenue Bonds (Series 2019), 5.000%, 7/1/2049	06/27/2019	$1,239,077	$1,066,647
Ohio State, UT GO Higher Education Bonds (Series 2019A), 5.000%, 5/1/2032	11/07/2023	$1,255,120	$1,256,350
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of May 31, 2024, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
CSD	—Central School District
GO	—General Obligation
GTD	—Guaranteed
HFA	—Housing Finance Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
PRF	—Pre-refunded
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes